WARRANTS (10K) (Detail Textuals 1) - USD ($) $ / shares in Units, $ in Thousands	9 Months Ended	12 Months Ended
	Mar. 31, 2017	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Jun. 30, 2015	Jun. 30, 2014	Mar. 17, 2011
Class of Warrant or Right [Line Items]
Warrants issued		2,200,000			3,900,000
Exercise price per share		$ 2.6058			$ 2.6058
Warrant liabilities		$ 3,739	$ 5,964	$ 1,865	$ 978	$ 585
Warrants
Class of Warrant or Right [Line Items]
Exercise price per share	$ 2.6058
Number of warrants exercised	2,376,675
Warrants | Private Placement Offering 2011
Class of Warrant or Right [Line Items]
Warrants issued							4,300,000
Exercise price per share							$ 2.6058
Number of warrants exercisable		2,400,000					4,300,000
Number of warrants exercised		1,900,000
Proceeds from issuance of common stock		$ 4,920
Number of shares of common stock remain unexercised							3,900,000